Other employee benefits (Schedule of additional information about other employee benefit plans) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Employee Benefits [Line Items]
Opening defined benefit obligation	$ 128,843	$ 129,616
Current service cost	4,656	3,861
Past service cost	0	134
Curtailment	(1,801)	0
Interest cost	3,940	3,531
Attribution period changes	(3,179)	0
Effects of movements in exchange rates	(6,074)	639
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	0	2,601
Arising from changes in financial assumptions	(36,058)	(7,309)
Arising from experience adjustments	(516)	(1,034)
Benefits paid	(2,595)	(3,196)
Closing defined benefit obligation	$ 87,216	$ 128,843